Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Disclosure of reconciliation of basic and diluted earnings per share
The following tables provide the amounts used in the calculation of basic earnings per share:

		Years ended December 31,
		2022	2021	2020
Net profit attributable to owners of the parent	million	€16,799	€14,200	€2,173
Weighted average number of shares outstanding	thousand	3,140,089	3,059,284	1,544,002
Basic earnings per share	€	€5.35	€4.64	€1.41

		Years ended December 31,
		2022	2021	2020
Net profit from continuing operations attributable to owners of the parent	million	€16,799	€13,210	€2,353
Weighted average number of shares outstanding	thousand	3,140,089	3,059,284	1,544,002
Basic earnings per share from continuing operations	€	€5.35	€4.32	€1.52

		Years ended December 31,
		2022	2021	2020
Net profit from discontinued operations attributable to owners of the parent	million	€—	€990	€(180)
Weighted average number of shares outstanding	thousand	3,140,089	3,059,284	1,544,002
Basic earnings per share from discontinued operations	€	€—	€0.32	€(0.12)
The following tables provide the amounts used in the calculation of diluted earnings per share:

		Years ended December 31,
		2022	2021	2020
Net profit attributable to owners of the parent	million	€16,799	€14,200	€2,173
Weighted average number of shares outstanding	thousand	3,140,089	3,059,284	1,544,002
Number of shares deployable for share-based compensation	thousand	23,870	23,651	14,441
Equity warrants delivered to GM	thousand	—	68,497	68,497
Weighted average number of shares outstanding for diluted earnings per share	thousand	3,163,959	3,151,432	1,626,940
Diluted earnings per share	€	€5.31	€4.51	€1.34

		Years ended December 31,
		2022	2021	2020
Net profit from continuing operations attributable to owners of the parent	million	€16,799	€13,210	€2,353
Weighted average number of shares outstanding		3,140,089	3,059,284	1,544,002
Number of shares deployable for share-based compensation	thousand	23,870	23,651	14,441
Equity warrants delivered to GM	thousand	—	68,497	68,497
Weighted average number of shares outstanding for diluted earnings per share	thousand	3,163,959	3,151,432	1,626,940
Diluted earnings per share from continuing operations	€	€5.31	€4.19	€1.45

		Years ended December 31,
		2022	2021	2020
Net profit from discontinued operations attributable to owners of the parent	million	€—	€990	€(180)
Weighted average number of shares outstanding		3,140,089	3,059,284	1,544,002
Number of shares deployable for share-based compensation	thousand	23,870	23,651	14,441
Equity warrants delivered to GM	thousand	—	68,497	68,497
Weighted average number of shares outstanding for diluted earnings per share(1)	thousand	3,163,959	3,151,432	1,544,002
Diluted earnings per share from discontinued operations	€	€—	€0.31	€(0.12)
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(1) Number of shares deployable for share-based compensation and equity warrants delivered to GM have not been taken into consideration in the calculation of diluted loss per share for the year ended December 31, 2020 as this would have had an anti-dilutive effect